Employee Benefit Plan, Fully-Benefit Responsive Investment (Details) - EBP 31-1537655-010 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Contract Value	$ 306,375,353	$ 381,137,908
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	9,139,569,561	7,827,011,545
EBP, Synthetic Investment Contract
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Contract Value	302,506,574	376,130,444
Interest-Bearing Deposits
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 3,868,779	$ 5,007,464